UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-07177

Name of Fund:  BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Mid Cap Value Opportunities Fund

        of BlackRock Mid Cap Value Opportunities Series, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 01/31/2015

Date of reporting period: 10/31/2014

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2014 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.3%
Triumph Group, Inc.	117,800	$8,202,414
Air Freight & Logistics — 1.0%
Expeditors International of Washington, Inc.	151,349	6,456,548
Auto Components — 1.2%
Lear Corp.	48,999	4,532,408
Tenneco, Inc. (a)	58,659	3,071,385

		7,603,793
Automobiles — 0.4%
Thor Industries, Inc.	44,804	2,369,684
Banks — 2.3%
Citizens Financial Group, Inc.	216,007	5,102,085
FCB Financial Holdings, Inc., Class A (a)	165,900	3,807,405
First Horizon National Corp.	155,200	1,995,872
Popular, Inc. (a)(b)	108,800	3,468,544

		14,373,906
Capital Markets — 2.3%
Ares Management LP (b)	210,200	3,337,976
Federated Investors, Inc., Class B	141,700	4,430,959
Janus Capital Group, Inc.	463,300	6,944,867

		14,713,802
Chemicals — 2.6%
Albemarle Corp.	102,600	5,989,788
Axiall Corp.	83,107	3,349,212
FMC Corp.	39,000	2,236,650
Huntsman Corp.	76,000	1,854,400
Rockwood Holdings, Inc.	42,427	3,263,061

		16,693,111
Commercial Services & Supplies — 1.9%
The ADT Corp.	183,543	6,578,181
Pitney Bowes, Inc.	226,318	5,599,108

		12,177,289
Communications Equipment — 1.9%
ARRIS Group, Inc. (a)	79,200	2,377,584
Juniper Networks, Inc.	60,500	1,274,735
Knowles Corp. (a)	209,918	4,085,004
Plantronics, Inc.	80,700	4,185,909

		11,923,232
Construction & Engineering — 1.6%
KBR, Inc.	250,500	4,779,540
Common Stocks	Shares	Value
Construction & Engineering (concluded)
Quanta Services, Inc. (a)	164,600	$5,609,568

		10,389,108
Consumer Finance — 1.0%
Discover Financial Services	50,700	3,233,646
Springleaf Holdings, Inc. (a)(b)	88,400	3,307,928

		6,541,574
Containers & Packaging — 2.1%
MeadWestvaco Corp.	71,300	3,149,321
Owens-Illinois, Inc. (a)	152,800	3,937,656
Rock-Tenn Co., Class A	127,000	6,496,050

		13,583,027
Distributors — 0.9%
LKQ Corp. (a)	189,900	5,425,443
Diversified Consumer Services — 0.5%
ServiceMaster Global Holdings, Inc. (a)	137,287	3,292,142
Diversified Financial Services — 2.1%
Ally Financial, Inc. (a)	122,600	2,783,020
Equity Commonwealth	332,794	8,888,928
FNFV Group (a)	107,956	1,450,928

		13,122,876
Electric Utilities — 4.5%
ALLETE, Inc.	65,300	3,411,272
OGE Energy Corp.	195,200	7,279,008
PNM Resources, Inc.	288,600	8,326,110
Westar Energy, Inc.	250,800	9,482,748

		28,499,138
Electrical Equipment — 1.0%
AMETEK, Inc.	123,650	6,448,348
Electronic Equipment, Instruments & Components — 1.9%
Arrow Electronics, Inc. (a)	82,300	4,679,578
Ingram Micro, Inc., Class A (a)	278,281	7,469,062

		12,148,640
Energy Equipment & Services — 3.4%
Helix Energy Solutions Group, Inc. (a)(b)	323,200	8,610,048
McDermott International, Inc. (a)(b)	543,247	2,086,069
Patterson-UTI Energy, Inc.	133,600	3,076,808
Superior Energy Services, Inc.	318,900	8,020,335

		21,793,260
Food & Staples Retailing — 1.0%
Supervalu, Inc. (a)	757,100	6,533,773
Food Products — 2.1%
Flowers Foods, Inc.	170,238	3,234,522

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	OCTOBER 31, 2014	1

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Food Products (concluded)
Ingredion, Inc.	38,657	$2,986,253
Pinnacle Foods, Inc.	104,572	3,534,534
Tyson Foods, Inc., Class A	92,584	3,735,764

		13,491,073
Health Care Equipment & Supplies — 3.0%
Teleflex, Inc.	95,757	10,927,789
Thoratec Corp. (a)	305,797	8,311,562

		19,239,351
Health Care Providers & Services — 1.6%
Owens & Minor, Inc.	314,495	10,478,973
Hotels, Restaurants & Leisure — 0.8%
Wyndham Worldwide Corp.	67,579	5,248,861
Household Durables — 1.6%
Jarden Corp. (a)	63,248	4,116,812
Lennar Corp., Class A	22,553	971,583
Mohawk Industries, Inc. (a)	35,867	5,094,549

		10,182,944
Household Products — 1.4%
Energizer Holdings, Inc.	72,360	8,874,954
Industrial Conglomerates — 0.6%
Carlisle Cos., Inc.	41,700	3,706,296
Insurance — 6.2%
Arthur J Gallagher & Co.	81,100	3,868,470
Brown & Brown, Inc.	119,000	3,791,340
FNF Group	304,600	9,089,264
The Hanover Insurance Group, Inc.	74,700	5,000,418
Primerica, Inc.	81,000	4,143,150
RenaissanceRe Holdings Ltd.	30,800	3,182,564
Unum Group	101,500	3,396,190
W.R. Berkley Corp.	132,000	6,803,280

		39,274,676
Internet Software & Services — 0.6%
AOL, Inc. (a)	85,300	3,713,109
IT Services — 2.0%
Amdocs Ltd.	70,100	3,332,554
DST Systems, Inc.	48,000	4,624,800
Euronet Worldwide, Inc. (a)	85,066	4,565,492

		12,522,846
Life Sciences Tools & Services — 1.6%
Waters Corp. (a)	90,826	10,063,521
Machinery — 5.9%
Crane Co.	119,776	7,468,033
Dover Corp.	64,800	5,147,712
Flowserve Corp.	57,900	3,936,621
Harsco Corp.	123,200	2,670,976
Common Stocks	Shares	Value
Machinery (concluded)
Parker Hannifin Corp.	55,100	$6,999,353
SPX Corp.	59,135	5,605,407
The Timken Co.	142,100	6,108,879

		37,936,981
Media — 3.0%
AMC Entertainment Holdings, Inc., Class A	132,268	3,359,607
CBS Outdoor Americas, Inc.	105,970	3,224,667
Live Nation Entertainment, Inc. (a)	191,182	4,970,732
Tribune Co., Class A (a)	109,326	7,324,842

		18,879,848
Metals & Mining — 3.1%
Carpenter Technology Corp.	72,700	3,638,635
Steel Dynamics, Inc.	390,900	8,994,609
TimkenSteel Corp.	95,250	3,865,245
United States Steel Corp.	89,400	3,579,576

		20,078,065
Multi-Utilities — 3.5%
Alliant Energy Corp.	141,100	8,735,501
MDU Resources Group, Inc.	149,200	4,204,456
TECO Energy, Inc.	323,600	6,345,796
Wisconsin Energy Corp.	58,500	2,905,110

		22,190,863
Oil, Gas & Consumable Fuels — 3.4%
Africa Oil Corp. (a)(b)	479,427	1,527,122
Bill Barrett Corp. (a)	230,568	3,504,634
Murphy USA, Inc. (a)	133,927	7,674,017
Oasis Petroleum, Inc. (a)(b)	179,456	5,376,502
Parsley Energy, Inc., Class A (a)	44,300	751,771
SM Energy Co.	49,600	2,792,480

		21,626,526
Paper & Forest Products — 0.8%
Domtar Corp.	121,900	5,006,433
Pharmaceuticals — 1.6%
Hospira, Inc. (a)	194,613	10,450,718
Professional Services — 0.3%
Manpowergroup, Inc.	32,700	2,182,725
Real Estate Investment Trusts (REITs) — 8.6%
American Campus Communities, Inc.	268,741	10,553,459
BioMed Realty Trust, Inc.	352,610	7,658,689
Corporate Office Properties Trust	237,686	6,498,335
Digital Realty Trust, Inc.	32,900	2,269,771
LTC Properties, Inc.	238,946	10,021,395
Tanger Factory Outlet Centers (b)	260,439	9,315,903

2	BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	OCTOBER 31, 2014

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
Washington Prime Group, Inc. (b)	497,975	$8,779,300

		55,096,852
Real Estate Management & Development — 2.3%
Alexander & Baldwin, Inc.	232,551	9,309,016
Forest City Enterprises, Inc., Class A (a)(b)	249,803	5,218,385

		14,527,401
Road & Rail — 0.2%
Con-way, Inc.	28,200	1,223,034
Semiconductors & Semiconductor Equipment — 3.1%
First Solar, Inc. (a)	57,400	3,380,860
Microchip Technology, Inc.	92,900	4,004,919
Semtech Corp. (a)	153,300	3,890,754
Skyworks Solutions, Inc.	145,300	8,462,272

		19,738,805
Software — 3.0%
Activision Blizzard, Inc.	201,100	4,011,945
Check Point Software Technologies Ltd. (a)(b)	73,700	5,472,225
Electronic Arts, Inc. (a)	100,400	4,113,388
PTC, Inc. (a)	144,175	5,500,276

		19,097,834
Specialty Retail — 3.0%
Abercrombie & Fitch Co., Class A	214,255	7,173,257
Foot Locker, Inc.	178,366	9,990,280
Urban Outfitters, Inc. (a)	61,200	1,858,032

		19,021,569
Technology Hardware, Storage & Peripherals — 0.3%
NCR Corp. (a)	19,925	551,325
NetApp, Inc.	37,900	1,622,120

		2,173,445
Textiles, Apparel & Luxury Goods — 1.4%
Deckers Outdoor Corp. (a)	33,393	2,920,552
Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (concluded)
Fossil Group, Inc. (a)	12,500	$1,270,750
Hanesbrands, Inc.	11,272	1,190,436
PVH Corp.	30,149	3,447,538

		8,829,276
Thrifts & Mortgage Finance — 0.5%
New York Community Bancorp, Inc.	209,900	3,347,905
Trading Companies & Distributors — 1.0%
MSC Industrial Direct Co., Inc., Class A	79,400	6,429,018
Total Long-Term Investments (Cost — $530,923,670) — 101.4%		646,925,010

Short-Term Securities
Bank of New York Cash Reserves, 0.00%	98,160	98,160
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (c)(d)	5,139,429	5,139,429
	Benefical Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (c)(d)(e)	28,998	28,998,174
Total Short-Term Securities (Cost — $34,235,763) — 5.4%		34,235,763
Total Investments (Cost — $565,159,433*) — 106.8%		681,160,773
Liabilities in Excess of Other Assets — (6.8)%		(43,280,849)

Net Assets — 100.0%		$637,879,924

* As of October 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$567,354,272

Gross unrealized appreciation		$132,883,676
Gross unrealized depreciation		(19,077,175)

Net unrealized appreciation		$113,806,501

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	OCTOBER 31, 2014	3

Schedule of Investments (continued)

Affiliate	Shares/Beneficial Interest Held at January 31, 2014	Net Activity	Shares/Beneficial Interest Held at October 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	5,139,429	5,139,429	$2,775
BlackRock Liquidity Series, LLC, Money Market Series	53,146,852	(24,148,678)	28,998,174	$473,320

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access.

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$646,925,010	—	—	$646,925,010
Short-Term Securities	5,237,589	$28,998,174	—	34,235,763

Total	$652,162,599	$28,998,174	—	$681,160,773

[1] See above Schedule of Investments for values in each industry.

4	BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	OCTOBER 31, 2014

Schedule of Investments (concluded)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of October 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$191	—	—	$191
Liabilities:
Collateral on securities loaned at value	—	$(28,998,174)	—	(28,998,174)

Total	$191	$(28,998,174)	—	$(28,997,983)

There were no transfers between levels during the period ended October 31, 2014.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	OCTOBER 31, 2014	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Date: December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Date: December 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Date: December 23, 2014